Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Consolidated income statement
Revenue	€ 22,489	€ 21,427	[1]
Cost of sales	(15,097)	(14,754)	[1]
Gross profit	7,392	6,673	[1]
Selling and distribution expenses	(1,675)	(1,676)	[1]
Administrative expenses	(2,870)	(2,580)	[1]
Net credit losses on financial assets	(230)	(378)	[1]
Share of results of equity accounted associates and joint ventures	111	260	[1]
Other (expense)/income	(108)	1,055	[1]
Operating profit	2,620	3,354	[1]
Investment income	129	183	[1]
Financing costs	(1,473)	(1,610)	[1]
Profit before taxation	1,276	1,927	[1]
Income tax credit/(expense)	1	(459)	[1]
Profit for the financial period	1,277	1,468	[1]
Attributable to:
- Owners of the parent	996	1,269	[1]
- Non-controlling interests	281	199	[1]
Profit for the financial period	€ 1,277	€ 1,468	[1]
Profit per share
- Basic	€ 0.0340	€ 0.0430
- Diluted	€ 0.0339	€ 0.0429

[1]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: gross profit has declined by €97 million, operating profit has declined by €118 million, profit before taxation has declined by €118 million, profit for the financial period has declined by €87 million, total comprehensive expense for the financial period has increased by €85 million and basic profit per share and diluted profit per share has declined by 0.15 eurocents.